Annual Total Returns - Natural Gas Portfolio [BarChart] - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Natural Gas Portfolio - Natural Gas Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(7.67%)
Annual Return 2012	2.44%
Annual Return 2013	24.66%
Annual Return 2014	(13.29%)
Annual Return 2015	(36.82%)
Annual Return 2016	48.46%
Annual Return 2017	(15.64%)
Annual Return 2018	(25.35%)
Annual Return 2019	3.58%
Annual Return 2020	(40.60%)